RELATED PARTY TRANSACTIONS (Details 1) - Loans Payable - Related Party [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Proceeds	$ 18,344	$ 0	$ 3,635,756
Payments	(8,918)	0	(4,851,678)
Foreign currency translation	(1,525)	436	(64,729)
Ending balance	21,158	13,257	12,821
Beginning balance	$ 13,257	$ 12,821	$ 1,293,472